Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018 CLP ($) customer	Dec. 31, 2017 CLP ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	4,114	4,646
Amount | $	$ 10,708,755	$ 6,301,230
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,876	1,902
Amount | $	$ 258,372	$ 259,560
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	2,238	2,744
Amount | $	$ 10,450,383	$ 6,041,670